Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000272551 | 912797UP0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000272551 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000272551 | NVDAC234*_20260824_L_SXM | NVIDIA Corporation, Expiration: 8/21/2026; Exercise Price: $234.81
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000272551 | NVDAP234*_20260824_S_SXM | NVIDIA Corporation, Expiration: 8/21/2026; Exercise Price: $234.81
Holdings [Line Items]
Percent of Net Asset Value	(18.00%)
C000272551 | NVDAP234*_20260824_S_SXMFlex Options
Holdings [Line Items]
Percent of Net Asset Value	(16.90%)
C000272551 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000272551 | 912797UP0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C000272553 | 912797UP0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000272553 | 31846V336 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000272553 | TSLAC444*_20260824_L_SXM | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $444.05
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000272553 | TSLAP444*_20260824_S_SXM | Tesla, Inc., Expiration: 8/21/2026; Exercise Price: $444.05
Holdings [Line Items]
Percent of Net Asset Value	(9.50%)
C000272553 | 31846V336Money Market
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000272553 | 912797UP0U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	91.60%
C000272553 | TSLAP444*_20260824_S_SXMFlex Options
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)